Cash and cash equivalents	12 Months Ended
Dec. 31, 2023
Cash and cash equivalents
Cash and cash equivalents

6. Cash and cash equivalents

	December 31,	December 31,
	2023	2022
Cash at bank and on hand	3,865,481	6,957,086
Total cash and cash equivalents	3,865,481	6,957,086

Split by currency:

	December 31,	December 31,
	2023	2022
CHF	39.88%	52.98%
USD	56.22%	42.10%
EUR	3.03%	2.69%
GBP	0.87%	2.23%
Total	100.00%	100.00%

The Group no longer pays interest on CHF cash and cash equivalents from the third quarter of 2022 whilst it earns interest on USD cash and cash equivalents. The Group invests its cash balances into a variety of current and deposit accounts mainly with one Swiss bank whose external credit rating is P-1/A-1.

All cash and cash equivalents were held either at banks or on hand as of December 31, 2023 and December 31, 2022.

Credit quality of cash and cash equivalents

The table below shows the cash and cash equivalents by credit rating of the major counterparties:

	December 31,	December 31,
	2023	2022
External credit rating of counterparty
P-1 / A-1	3,269,523	3,708,603
P-2 / A-1	286,399	3,031,028
Other	309,446	217,335
Cash on hand	113	120
Total cash and cash equivalents	3,865,481	6,957,086

External credit ratings of counterparties were obtained from Moody’s (P-) or Standard & Poor’s (A-).